                     CENTENNIAL NEW YORK TAX EXEMPT TRUST
                  Supplement dated September 13, 2001 to the
                      Prospectus dated November 1, 2000

The Prospectus is changed as follows:

The  prospectus  is hereby  revised to reflect  that  although The New York
Stock Exchange is not currently open,  shares of the Fund will be available for purchase or  redemption  on September  13, 2001 and  September 14, 2001 through 4 p.m. New York time on each day.

September 13, 2001                                          PS0780.003